Schedule I (Parent Co Distribution of Equity) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Distributions of Equity	$ 0	$ 0	$ 0	$ 0	$ 0
Parent
Condensed Financial Statements, Captions [Line Items]
Distributions of Equity			$ 2,604,600	$ 3,143,400	$ 2,256,700